Significant Accounting Policies and Practices - Schedule of Breakdown of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Total Intangible Assets, net	$ 22,475	$ 28,043	$ 103,550
Customer Relations [Member]
Intangible Asset, Finite-Lived [Line Items]
Total Intangible Assets, net	4,338
Know-How and Intellectual Property [Member]
Intangible Asset, Finite-Lived [Line Items]
Total Intangible Assets, net	11,567
Website & Apps [Member]
Intangible Asset, Finite-Lived [Line Items]
Total Intangible Assets, net	$ 6,570